CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 225	$ 579	$ 47
Accounts receivable	113	122	935
Inventory, less allowances of $92 at June 30, 2014 and $365 at December 31, 2013	163	162	312
Prepaid expenses and other current assets	59	125	109
Total current assets	560	988	1,403
Property and equipment, net	3	7	16
Other assets, net of accumulated amortization	1,789	1,894	2,109
Total assets	2,352	2,889	3,528
Current liabilities:
Senior secured note, net of debt discount of $142 at December 31, 2013	0	1,358	0
Accounts payable	1,030	1,073	1,070
License and supply agreement fee payable		0	1,318
Accrued expenses	233	365	321
Deferred revenue	421	703	707
Total current liabilities	1,684	3,499	3,416
Lon-term portion of deferred revenue	452	0	707
Total liabilities	2,136	3,499	4,123
Commitments and Contingencies (Note 13)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 5,000,000 shares authorized at June 30, 2014 and December 31, 2013; no shares issued and outstanding at June 30, 2014 and December 31, 2013	0	0	0
Common stock, $.001 par value; 90,000,000 shares authorized at June 30, 2014 and December 31, 2013; 25,226,104 and 18,082,043 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	25	18	12
Additional paid-in capital	102,761	100,526	96,847
Accumulated other comprehensive income	72	74	76
Accumulated deficit	(102,642)	(101,228)	(97,530)
Total stockholders' equity (deficit)	216	(610)	(595)
Total liabilities and stockholders' equity (deficit)	$ 2,352	$ 2,889	$ 3,528